PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 55.6%

Penn Series Flexibly Managed Fund*	186,241	$10,699,553
Penn Series Index 500 Fund*	557,599	12,261,601
Penn Series Large Cap Growth Fund*	254,831	5,229,125
Penn Series Large Cap Value Fund*	645,448	15,368,118
Penn Series Large Core Value Fund*	937,957	15,607,611
Penn Series Large Growth Stock Fund*	40,196	1,783,490
Penn Series Mid Cap Growth Fund*	166,787	3,580,922
Penn Series Mid Cap Value Fund	102,829	1,659,653
Penn Series Mid Core Value Fund*	536,749	10,488,083
Penn Series Real Estate Securities Fund*	231,517	4,857,237
Penn Series Small Cap Growth Fund*	100,920	3,505,948
Penn Series Small Cap Index Fund*	100,176	1,750,075
Penn Series Small Cap Value Fund*	134,552	3,385,335
Penn Series SMID Cap Growth Fund*	63,292	1,793,702
Penn Series SMID Cap Value Fund*	372,049	6,562,952

TOTAL AFFILIATED EQUITY FUNDS (Cost $94,650,822)		98,533,405

AFFILIATED FIXED INCOME FUNDS — 18.2%

Penn Series High Yield Bond Fund*	263,434	3,540,555
Penn Series Limited Maturity Bond Fund*	1,564,611	19,667,165
Penn Series Quality Bond Fund*	558,166	9,025,546

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $30,249,473)		32,233,266

AFFILIATED INTERNATIONAL EQUITY FUNDS — 25.2%

Penn Series Developed International Index Fund*	1,462,051	16,638,141
Penn Series Emerging Markets Equity Fund*	1,014,863	10,016,703
Penn Series International Equity Fund*	656,619	18,030,755

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $44,468,278)		44,685,599

SHORT-TERM INVESTMENTS — 0.1%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $57,005)	57,005	57,005

TOTAL INVESTMENTS — 99.1% (Cost $169,425,578)		175,509,275
Other Assets & Liabilities — 0.9%		1,642,531

TOTAL NET ASSETS — 100.0%		$177,151,806

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.